Annual Fund Operating Expenses - Invesco Fundamental Investment Grade Corporate Bond ETF - ETF	Dec. 21, 2020
Operating Expenses:
Management Fees	0.22%
Other Expenses	none
Total Annual Fund Operating Expenses	0.22%